CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020		Dec. 31, 2019	Jun. 30, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit for the period	£ 19		£ 781	£ 2,225
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	668		(1,260)	(173)
Tax	(154)		272	44
Remeasurements after tax	514		(988)	(129)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(62)		(1)	1
Tax				12
Fair value, net of tax	(62)		(1)	13
Gains and losses attributable to own credit risk:
Gains and (losses) before tax	(3)		(116)	(303)
Tax	1		31	82
Gains and (losses) net of tax	(2)		(85)	(221)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(21)		19	(49)
Income statement transfers in respect of disposals	(137)		(19)	(177)
Impairment recognised in the income statement	6			(1)
Tax	43		3	68
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(109)		3	(159)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	890		30	1,179
Net income statement transfers	(223)		(366)	(242)
Tax	(209)		102	(250)
Cash flow hedging reserve	458		(234)	687
Currency translation differences (tax: nil)	28		(13)	1
Total other comprehensive income	827		(1,318)	192
Total comprehensive income for the period	846	[1]	(537)	2,417
Total comprehensive income attributable to ordinary shareholders	593		(801)	2,134
Total comprehensive income attributable to other equity holders	234		215	251
Total comprehensive income attributable to equity holders	827		(586)	2,385
Total comprehensive income attributable to non-controlling interests	£ 19		£ 49	£ 32

[1]	Total comprehensive income attributable to owners of the parent for the half-year to 30 June 2020 was £827 million (half-year to 30 June 2019: £2,385 million; half-year to 31 December 2019: a deficit of £586 million).